Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policy [Line Items]
Transfers amount of fair value measurement levels	$ 0	$ 0	$ 0	$ 0
Cash and Cash Equivalents, at Carrying Value	$ 69,048,000	84,873,000		10,096,000
Cash		$ 0		$ 0
Private warrants
Summary Of Significant Accounting Policy [Line Items]
Number of warrants purchased		9,500,000
Public Warrants
Summary Of Significant Accounting Policy [Line Items]
Number of warrants purchased		15,000,000